Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 987,000
Previously Paid Amount	0.00
Total Fee Amount	136.30
Total Offset Amount	0.00
Net Fee	136.30
Narrative - Max Aggregate Offering Price	$ 987,000
Final Prospectus	true